Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Intrinsic Value Fund), USD $)	0 Months Ended
Dec. 01, 2012
Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 195
Expense Example, No Redemption, 3 Years	614
Expense Example, No Redemption, 5 Years	1,069
Expense Example, No Redemption, 10 Years	2,048
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	195
Expense Example, No Redemption, 3 Years	614
Expense Example, No Redemption, 5 Years	1,069
Expense Example, No Redemption, 10 Years	$ 2,332